Filed Pursuant to Rule 497(e)
1933 Act File No. 333-232249
1940 Act File No. 811-23450
Global Beta Smart Income ETF (GBDV)
Global Beta Low Beta ETF (GBLO)
Global Beta Rising Stars ETF (GBGR)
(collectively, the “Funds”)

Supplement dated October 12, 2021 to the
Prospectus, and Statement of Additional Information (“SAI”),
each dated March 31, 2021, as supplemented

Effective immediately, the address of the Funds and the Funds’ investment adviser, Global Beta Advisors LLC (the “Adviser”) is:

1364 Welsh Road, Suite C120
North Wales, Pennsylvania 19454
All references to the former address in the Funds’ Prospectus and SAI are hereby replaced with the Adviser’s new address as listed above.

Investors should retain this supplement for future reference.
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